Mergers and Acquisitions - Unaudited pro forma supplemental information from the combined results of operations (Details 2) (Wilton Bank ("Wilton"), USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Wilton Bank ("Wilton")
Business Acquisition [Line Items]
Net interest income	$ 26,456	$ 21,735
Noninterest income	3,758	623
Net income (loss) attributable to common shareholders	$ 3,767	$ 241
Pro forma earnings (loss) per share
Basic (in dollars per share)	$ 1.09	$ 0.09
Diluted (in dollars per share)	$ 1.07	$ 0.08